Intangible Assets - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 80.2	$ 69.7
Assets excluded from asset base subject to amortization	$ 184.5	$ 196.4